COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 123
Gross lease liabilities	23
Reforestation obligation	4
Non-derivative financial liabilities, undiscounted cash flows	150
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	37
Gross lease liabilities	8
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	46
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	38
Gross lease liabilities	11
Reforestation obligation	2
Non-derivative financial liabilities, undiscounted cash flows	51
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	48
Gross lease liabilities	4
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	$ 53